Expense Example, No Redemption	Mar. 31, 2024 USD ($)
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Matisse Discounted Closed-End Fund Strategy | Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 386
Expense Example, No Redemption, 3 Years	1,172
Expense Example, No Redemption, 5 Years	1,976
Expense Example, No Redemption, 10 Years	4,070
MATISSE DISCOUNTED BOND CEF STRATEGY | Matisse Discounted Bond CEF Strategy | Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	366
Expense Example, No Redemption, 3 Years	1,114
Expense Example, No Redemption, 5 Years	1,883
Expense Example, No Redemption, 10 Years	$ 3,897